UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-09253



Wells Fargo Funds Trust
-----------------------------------------------------
(Exact name of registrant as specified in charter)


525 Market Street, San Francisco, CA 94105
-----------------------------------------------------
(Address of principal executive offices) (Zip Code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market Street
San Francisco, CA 94105
-----------------------------------------------------
(Name and address of agent for service)




Registrant's telephone number, including area code: 800-222-8222

Date of fiscal year-end: May 31, 2005

Date of reporting period: 07/01/04 - 06/30/05




Item 1. Proxy Voting Record






******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-09253
Reporting Period: 07/01/2004 - 06/30/2005
Wells Fargo Funds Trust









================== WELLS FARGO ADVANTAGE CORPORATE BOND FUND ===================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


The proxy voting record prior to April 11, 2005 of the Strong Corporate Bond Fund, which is the predecessor fund to the Wells Fargo Advantage Corporate Bond Fund, can be found on its own Form N-PX, filed on July 11, 2005. The Fund's CIK number is 0000775181 and its Form N-PX file number is 811-4390.


================= WELLS FARGO ADVANTAGE DIVERSIFIED BOND FUND ==================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============== WELLS FARGO ADVANTAGE GOVERNEMENT SECURITIES FUND ===============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


The proxy voting record prior to April 11, 2005 of the Strong Government Securities Fund, which is the predecessor fund to the Wells Fargo Advantage Government Securities Fund, can be found on its own Form N-PX, filed on July 11, 2005. The Fund's CIK number is 0000799027 and its Form N-PX file number is 811-4798.


==================== WELLS FARGO ADVANTAGE HIGH INCOME FUND ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


The proxy voting record prior to April 11, 2005 of the Strong High-Yield Bond Fund, which is the predecessor fund to the Wells Fargo Advantage High Income Fund, can be found on its own Form N-PX, filed on July 11, 2005. The Fund's CIK number is 0000869297 and its Form N-PX file number is 811-6195.


================== WELLS FARGO ADVANTAGE HIGH YIELD BOND FUND ==================


FOSTER WHEELER LTD

Ticker:       FWLT           Security ID:  G36535139
Meeting Date: MAY 10, 2005   Meeting Type: Annual
Record Date:  MAR 14, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Raymond J. Milchovich     For       For        Management
1.2   Elect  Director Joseph J. Melone          For       For        Management
2     Ratify Auditors                           For       For        Management


--------------------------------------------------------------------------------

FOSTER WHEELER LTD

Ticker:       FWLT           Security ID:  35024P201
Meeting Date: NOV 29, 2004   Meeting Type: Annual/Special
Record Date:  OCT 25, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Elect Eugene D. Atkinson, Stephanie       For       For        Management
      Hanbury-Brown, and David M. Sloan as
      Directors
2     Approve PricewaterhouseCoopers LLP as     For       For        Management
      Auditors and Authorize  Board to Fix
      Their Remuneration
3     Approve Awards of Restricted Stock        For       For        Management
4     Amend Bylaws  Re: Eliminate Retirement    For       For        Management
      Age of 72 Years Old
5     Amend Bylaws  Re: Replace Stock Ownership For       For        Management
      Requirements With Stock Ownership
      Guidelines
6     Amend Bylaws  Re: Director Pay to be      For       For        Management
      Established From Time to Time
7     Approve 1 for 20 Reverse Stock Split      For       For        Management
8     Reduce Par Value From $1.00 to $.01 Per   For       For        Management
      Share
9     Increase Authorized Common Stock by 1.3   For       For        Management
      Billion Common Shares


--------------------------------------------------------------------------------

FOSTER WHEELER LTD

Ticker:       FWLT           Security ID:  35024P201
Meeting Date: NOV 29, 2004   Meeting Type: Annual/Special
Record Date:  OCT 25, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect Director Eugene D. Atkinson         For       Did Not    Management
                                                          Vote
1.2   Elect Director Stephanie Hanbury-Brown    For       Did Not    Management
                                                          Vote
1.3   Elect Director David M. Sloan             For       Did Not    Management
                                                          Vote
2     Ratify Auditors                           For       Did Not    Management
                                                          Vote
3     APPROVAL OF AWARDS OF RESTRICTED STOCK    For       Did Not    Management
      UNITS AND STOCK OPTIONS TO DIRECTORS.               Vote
4     AMENDMENT TO THE BYE-LAWS REPLACING THE   For       Did Not    Management
      DIRECTOR RETIREMENT AGE OF 72 WITH A                Vote
      PROVISION TO ESTABLISH A DIRECTOR
      RETIREMENT AGE.
5     AMENDMENT TO THE BYE-LAWS REPLACING THE   For       Did Not    Management
      DIRECTOR STOCK OWNERSHIP REQUIREMENTS               Vote
      WITH A PROVISION REQUIRING THE BOARD TO
      ESTABLISH A NON-EMPLOYEE  DIRECTOR
      SHARE OWNERSHIP POLICY.
6     AMENDMENT TO THE BYE-LAWS CLARIFYING THAT For       Did Not    Management
      DIRECTOR REMUNERATION WILL BE DETERMINED            Vote
      BY THE DIRECTORS FROM TIME TO TIME.
7     CONSOLIDATION OF THE COMPANY S AUTHORIZED For       Did Not    Management
      COMMON SHARE CAPITAL AT A RATIO OF                  Vote
      1-FOR-20  AND A RELATED  REDUCTION  IN THE
      PAR VALUE PER COMMON SHARE FROM
      $.20 TO $.01.
8     REDUCTION  IN THE PAR  VALUE  OF THE  COMPANY  For  Did  Not   Management
      AUTHORIZED  COMMON AND PREFERRED SHARE              Vote
      CAPITAL FROM US$1.00 TO US$.01
      PER SHARE.
9     INCREASE IN THE AUTHORIZED CAPITAL OF THE For       Did Not    Management
      COMPANY FROM US$1,615,000 TO                        Vote
      US$14,774,089.57 BY THE AUTHORIZATION OF
      AN ADDITIONAL 1,315,908,957 COMMON
      SHARES.    SPECIAL GENERAL MEETING OF
      COMMON SHAREHOLDERS
10    CONSOLIDATION OF THE COMPANY S AUTHORIZED For       Did Not    Management
      COMMON SHARE CAPITAL AT A RATIO OF                  Vote
      1-FOR-20.


--------------------------------------------------------------------------------

REGENCY CENTERS CORP.

Ticker:       REG            Security ID:  758849202
Meeting Date: SEP 10, 2004   Meeting Type: Special
Record Date:  JUL 29, 2004

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     Preferred Proposal to Increase Authorized For       For        Management
      Preferred Stock




==================== WELLS FARGO ADVANTAGE INCOME PLUS FUND ====================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


============= WELLS FARGO ADVANTAGE INFLATION-PROTECTED BOND FUND ==============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== WELLS FARGO ADVANTAGE INTERMEDIATE GOVERNMENT INCOME FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


========== WELLS FARGO ADVANTAGE SHORT DURATION GOVERNMENT BOND FUND ===========

There were no proxies voted in relation to the securities held in the Fund's portfolio.


The proxy voting record prior to April 11, 2005 of the Wells Fargo Limited Term Government Income Fund, which is the predecessor fund to the Wells Fargo Advantage Short Duration Government Bond Fund, can be found on its own Form N-PX, filed on August 16, 2005. The Fund's CIK number is 0001081400 and its Form N-PX file number is 333-74295.


================== WELLS FARGO ADVANTAGE SHORT-TERM BOND FUND ==================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


The proxy voting record prior to April 11, 2005 of the Strong Short-Term Bond Fund, which is the predecessor fund to the Wells Fargo Advantage Short-Term Bond Fund, can be found on its own Form N-PX, filed on July 11, 2005. The Fund's CIK number is 0000812486 and its Form N-PX file number is 811-5108.



============ WELLS FARGO ADVANTAGE SHORT-TERM HIGH YIELD BOND FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


The proxy voting  record prior to April 11, 2005 of the Strong  Short-Term  High
Yield Bond Fund, which is the predecessor fund to the Wells Fargo Advantage Short-Term High Yield Bond Fund, can be found on its own Form N-PX, filed on July 11, 2005. The Fund's CIK number is 0000869297 and its Form N-PX file number is 811-6195.


=================== WELLS FARGO ADVANTAGE STABLE INCOME FUND ===================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


================= WELLS FARGO ADVANTAGE STRATEGIC INCOME FUND ==================


CHESAPEAKE ENERGY CORP.

Ticker:       CHK            Security ID:  165167107
Meeting Date: JUN 10, 2005   Meeting Type: Annual
Record Date:  APR 26, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Aubrey K. McClendon       For       For        Management
1.2   Elect  Director Donald L. Nickles         For       For        Management
2     Approve Omnibus Stock Plan                For       For        Management
3     Approve Stock Option Plan                 For       Against    Management


--------------------------------------------------------------------------------

RHODIA SA

Ticker:                      Security ID:  762397107
Meeting Date: JUN 23, 2005   Meeting Type: Annual/Special
Record Date:  MAY 18, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1     COMPANY FINANCIAL STATEMENTS              For       For        Management
2     CONSOLIDATED FINANCIAL STATEMENTS         For       For        Management
3     APPROVAL OF THE REGULATED AGREEMENTS      For       For        Management
4     ALLOCATION OF THE SPECIAL LONG-TERM       For       For        Management
      CAPITAL GAINS RESERVE
5     APPROPRIATION OF LOSS FOR 2004            For       For        Management
6     APPROVAL OF THE REDUCTION OF THE TERM OF  For       For        Management
      OFFICE OF EACH DIRECTOR FROM 6 TO 4 YEARS
7     RATIFICATION OF THE COOPTION OF MR.       For       For        Management
      FRANCIS MER AS A DIRECTOR
8     RENEWAL OF THE DIRECTORSHIP OF MR.        For       For        Management
      FRANCIS MER
9     RATIFICATION OF THE COOPTION OF MR. ALDO  For       For        Management
      CARDOSO AS A DIRECTOR
10    RENEWAL OF THE DIRECTORSHIP OF MR. ALDO   For       For        Management
      CARDOSO
11    RENEWAL OF THE DIRECTORSHIP OF MR.        For       For        Management
      JEAN-PIERRE CLAMADIEU
12    RENEWAL OF THE DIRECTORSHIP OF MR. PIERRE For       Against    Management
      LEVI
13    APPROVAL OF THE APPOINTMENT OF MR. PASCAL For       For        Management
      COLOMBANI AS A DIRECTOR
14    APPROVAL OF THE APPOINTMENT OF MR.        For       For        Management
      OLIVIER LEGRAIN AS A DIRECTOR
15    APPROVAL OF THE APPOINTMENT OF MR.        For       For        Management
      JACQUES KHELIFF AS A DIRECTOR
16    APPROVAL OF THE AUTHORIZATION TO BE GIVEN For       For        Management
      TO THE COMPANY TO PUBLICLY TRADE THE
      COMPANY SHARES
17    REVOCATION OF MR. YVES RENE NANOT         Against   For        Shareholder
18    REVOCATION OF MR. HUBERTUS SULKOWSKI      Against   For        Shareholder
19    INCREASE THE SHARE CAPITAL BY THE ISSUE,  For       Against    Management
      WITH PREEMPTIVE RIGHTS
20    INCREASE THE SHARE CAPITAL BY THE ISSUE,  For       Against    Management
      WITHOUT PREEMPTIVE RIGHTS


--------------------------------------------------------------------------------

SPANISH BROADCASTING SYSTEM, INC.

Ticker:       SBSA           Security ID:  846425882
Meeting Date: JUN 28, 2005   Meeting Type: Annual
Record Date:  MAY 16, 2005

#     Proposal                                  Mgt Rec   Vote Cast  Sponsor
1.1   Elect  Director Raul Alarcon, Jr.         For       Withhold   Management
1.2   Elect  Director Pablo Raul Alarcon, Sr.   For       Withhold   Management
1.3   Elect  Director Dan Mason                 For       For        Management
1.4   Elect  Director Antonio S. Fernandez      For       For        Management
1.5   Elect  Director Jose A. Villamil          For       For        Management
1.6   Elect  Director Jason L. Shrinsky         For       Withhold   Management



The proxy voting record prior to April 11, 2005 of the Strong Advisor Strategic Income Fund, which is the predecessor fund to the Wells Fargo Advantage Strategic Income Fund, can be found on its own Form N-PX, filed on July 11, 2005. The Fund's CIK number is 0000918401 and its Form N-PX file number is 811-8320.



================= WELLS FARGO ADVANTAGE TOTAL RETURN BOND FUND =================

There were no proxies voted in relation to the securities held in the Fund's portfolio.


The proxy voting record prior to April 11, 2005 of the Wells Fargo Income Fund, which is the predecessor fund to the Wells Fargo Advantage Total Return Bond Fund, can be found on its own Form N-PX, filed on August 18, 2005. The Fund's CIK number is 0001081400 and its Form N-PX file number is 333-74295.


============== WELLS FARGO ADVANTAGE ULTRA SHORT-TERM INCOME FUND ==============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


The proxy voting record prior to April 11, 2005 of the Strong Ultra Short-Term Income Fund, which is the predecessor fund to the Wells Fargo Advantage Ultra Short-Term Income Fund, can be found on its own Form N-PX, filed on July 11, 2005.
  The Fund's CIK number is 0000840519 and its Form N-PX file number is 811-5667.


============= WELLS FARGO ADVANTAGE ULTRA-SHORT DURATION BOND FUND =============

There were no proxies voted in relation to the securities held in the Fund's portfolio.


The proxy voting record prior to April 11, 2005 of the Strong Advisor Short Duration Bond Fund, which is the predecessor fund to the Wells Fargo Advantage Ultra-Short Duration Bond Fund, can be found on its own Form N-PX, filed on July 11, 2005. The Fund's CIK number is 0000918401 and its Form N-PX file number is 811-8320.



========== END NPX REPORT





SIGNATURES:

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.



Wells Fargo Funds Trust


By

/s/ Karla M. Rabusch
Karla M. Rabusch
President



August 23, 2005
Date